Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Comprehensive (loss) income
Net (loss) income	$ (27.7)	$ (172.3)	$ 113.8	$ (155.4)	$ (136.3)	$ 51.8	$ 310.0
Other comprehensive income (loss), net of tax
Change in foreign currency translation, net of tax	4.7	26.3	(57.2)	73.5	71.7	(67.3)	(65.4)
Total other comprehensive income (loss)	4.7	26.3	(57.2)	73.5	71.7	(66.1)	(95.0)
Comprehensive (loss) income	(23.0)	(146.0)	56.6	(81.9)	(64.6)	(14.3)	215.0
Income attributable to non-controlling interests	(0.3)	(4.2)	(0.9)	(13.2)	(13.7)	(19.3)	(18.8)
Comprehensive (loss) income attributable to Sirius Group's common shareholder	$ (23.3)	$ (150.2)	$ 55.7	$ (95.1)	$ (78.3)	$ (33.6)	$ 196.2